UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21913

                             BHR Institutional Funds
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   Brian Ferko
                              BHR Fund Advisors, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 610-854-0904

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


    [BHR LOGO]
       BHR
INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

[GRAPHIC]

SEMIANNUAL REPORT                       CLARIVEST INTERNATIONAL EQUITY FUND
MARCH 31, 2008                          CLARIVEST SMID CAP CORE GROWTH FUND

--------------------------------------------------------------------------------

================================================================================

CONTENTS

 1    Disclosure of Fund Expenses

 2    Schedules of Investments

 7    Financial Statements

13    Notes to Financial Statements

17    Additional Fund Information

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds' current prospectus.

Shares of the Funds are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

BHR ClariVest Funds 2008 Semiannual Report

================================================================================

DISCLOSURE OF FUND EXPENSES

FOR THE SIX MONTH PERIOD OCTOBER 1, 2007 TO MARCH 31, 2008 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the ClariVest International Equity Fund or the ClariVest SMid Cap Core Growth Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Funds. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------
                                            Beginning         Ending                    Expenses Paid
                                          Account Value   Account Value    Expense    During the Period
                                            10/01/07         03/31/08     Ratio(1)   10/01/07-03/31/08(2)
----------------------------------------------------------------------------------------------------------
CLARIVEST INTERNATIONAL EQUITY FUND - CLASS I
----------------------------------------------------------------------------------------------------------
Actual Fund Return                          $1,000.00       $  881.50       0.99%           $4.66
Hypothetical 5% Return                      $1,000.00       $1,020.05       0.99%           $5.00
----------------------------------------------------------------------------------------------------------
CLARIVEST SMID CAP CORE GROWTH FUND - CLASS I
----------------------------------------------------------------------------------------------------------
Actual Fund Return                          $1,000.00       $  855.40       1.00%           $4.64
Hypothetical 5% Return                      $1,000.00       $1,020.00       1.00%           $5.05
----------------------------------------------------------------------------------------------------------

(1)   Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

                                BHR ClariVest Funds 2008 Semiannual Report     1

================================================================================

SCHEDULE OF INVESTMENTS

CLARIVEST INTERNATIONAL EQUITY FUND
MARCH 31, 2008 (UNAUDITED)

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
--------------------------------------------------------------------------------
Australia - 1.6%
--------------------------------------------------------------------------------
Aditya Birla Minerals, Ltd.*                              1,428   $       2,444
CSL, Ltd.                                                   196           6,604
David Jones, Ltd.                                         1,182           3,928
Incitec Pivot, Ltd.                                          49           6,314
                                                                  -------------
                                                                         19,290
                                                                  -------------
Austria - 0.6%
--------------------------------------------------------------------------------
Immofinanz Immobilien
   Anlagen AG                                               642           6,979
                                                                  -------------
Belgium - 1.8%
--------------------------------------------------------------------------------
Dexia SA                                                    104           2,975
Euronav NV                                                  152           5,795
Fortis                                                      335           8,472
Tessenderlo Chemie NV                                        92           4,197
                                                                  -------------
                                                                         21,439
                                                                  -------------
Denmark - 1.2%
--------------------------------------------------------------------------------
D/S Norden A/S                                              125          13,944
                                                                  -------------
Finland - 0.3%
--------------------------------------------------------------------------------
Nokia Oyj                                                    97           3,080
                                                                  -------------
France - 6.6%
--------------------------------------------------------------------------------
Air France-KLM                                              163           4,608
BNP Paribas                                                  89           9,010
Credit Agricole SA                                           94           2,919
Eramet                                                        3           2,430
France Telecom SA                                           619          20,892
Gaz de France SA                                            191          11,573
PSA Peugeot Citroen                                         324          25,213
Sanofi-Aventis SA                                            39           2,937
                                                                  -------------
                                                                         79,582
                                                                  -------------
Germany - 5.0%
--------------------------------------------------------------------------------
Allianz SE                                                   89          17,696
Colonia Real Estate AG REIT*                                 77           1,574
Deutsche Boerse AG                                          117          18,916
E.ON AG                                                     103          19,138
Volkswagen AG                                                11           3,201
                                                                  -------------
                                                                         60,525
                                                                  -------------
Greece - 0.4%
--------------------------------------------------------------------------------
Alapis Holding Industrial
   and Commercial SA                                        721           2,479
Babis Vovos International
   Construction SA*                                          77           2,379
                                                                  -------------
                                                                          4,858
                                                                  -------------

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Hong Kong - 5.8%
--------------------------------------------------------------------------------
Cheung Kong Infrastructure
   Holdings, Ltd.                                         2,000   $       8,030
China Grand Forestry
   Resources Group, Ltd.*                                16,000           1,747
CLP Holdings, Ltd.                                        2,000          16,459
Hang Lung Group, Ltd.                                     1,000           4,722
Hongkong Electric
   Holdings, Ltd.                                         2,500          15,788
Kingboard Chemical
   Holdings, Ltd.                                         1,000           3,540
Pacific Basin Shipping, Ltd.                             12,000          19,736
                                                                  -------------
                                                                         70,022
                                                                  -------------
Ireland - 0.4%
--------------------------------------------------------------------------------
Allied Irish Banks PLC                                      236           5,048
                                                                  -------------
Italy - 6.4%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                  141           6,363
Enel SpA                                                  2,834          30,177
Fiat SpA                                                    291           6,755
Intesa Sanpaolo SpA                                         520           3,679
Telecom Italia SpA                                        2,734           5,740
UniCredit SpA                                             1,830          12,295
Unione di Banche Italiane SCPA                              452          11,624
                                                                  -------------
                                                                         76,633
                                                                  -------------
Japan - 23.0%
--------------------------------------------------------------------------------
Alfresa Holdings Corp.                                      200          15,733
Hogy Medical Co., Ltd.                                      100           5,154
Hokuhoku Financial Group, Inc.                            3,000           9,042
ITOCHU Corp.                                              3,000          29,658
The Kansai Electric
   Power Co., Inc.                                          600          14,950
Kawasaki Kisen Kaisha, Ltd.                               1,000           9,735
KDDI Corp.                                                    1           6,118
Kyoei Steel, Ltd.                                           200           5,395
Kyushu Electric Power Co., Inc.                             600          14,678
Miraca Holdings, Inc.                                       300           7,852
Musashi Seimitsu
   Industry Co., Ltd.                                       100           1,997
Nippon Denko Co., Ltd.                                    1,000           9,564
Nippon Metal Industry Co., Ltd.                           3,000           9,645
Nippon Oil Corp.                                          2,000          12,498
Nippon Soda Co., Ltd.                                     1,000           3,225
The Nippon Synthetic
   Chemical Industry Co., Ltd.                            1,000           7,344
Nippon Telegraph &
   Telephone Corp.                                            2           8,640
Nippon Yusen Kabushiki Kaisha                             1,000           9,404
NTT DoCoMo, Inc.                                             11          16,688
Ohara, Inc.                                                 100           1,789

2     BHR ClariVest Funds 2008 Semiannual Report

================================================================================

SCHEDULE OF INVESTMENTS
(CONTINUED)

CLARIVEST INTERNATIONAL EQUITY FUND
MARCH 31, 2008 (UNAUDITED)

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Japan (continued)
--------------------------------------------------------------------------------
The Okinawa Electric
   Power Co., Inc.                                          100   $       3,938
Ricoh Co., Ltd.                                           1,000          16,457
Sankyu, Inc.                                              1,000           5,445
Shinko Plantech Co., Ltd.                                   200           2,582
Snow Brand Milk
   Products Co., Ltd.                                     1,000           2,934
Sumisho Computer
   Systems Corp.                                            300           5,687
Sumitomo Corp.                                            1,100          14,510
Toho Pharmaceutical Co., Ltd.                               100           2,557
Toyota Motor Corp.                                          300          14,980
Tsumura & Co.                                               300           7,490
                                                                  -------------
                                                                        275,689
                                                                  -------------
Luxembourg - 0.3%
--------------------------------------------------------------------------------
ArcelorMittal                                                39           3,207
                                                                  -------------
Netherlands - 1.6%
--------------------------------------------------------------------------------
ING Groep NV CVA                                            321          12,065
Smit Internationale NV                                       70           7,154
                                                                  -------------
                                                                         19,219
                                                                  -------------
Singapore - 2.3%
--------------------------------------------------------------------------------
Neptune Orient Lines, Ltd.                                2,000           4,716
Singapore Press Holdings, Ltd.                            4,000          13,351
Straits Asia Resources, Ltd.                              2,000           4,716
Wing Tai Holdings, Ltd.                                   3,000           4,767
                                                                  -------------
                                                                         27,550
                                                                  -------------
Spain - 8.2%
--------------------------------------------------------------------------------
Actividades de Construccion
   y Servicios SA                                           483          27,606
Banco Bilbao Vizcaya
   Argentaria SA                                            382           8,444
Banco Santander SA                                          232           4,639
Corporacion Financiera Alba SA                               79           5,211
Repsol YPF SA                                               810          28,057
Telefonica SA                                               864          24,917
                                                                  -------------
                                                                         98,874
                                                                  -------------
Sweden - 1.1%
--------------------------------------------------------------------------------
Meda AB, Class A                                            200           2,066
Saab AB, Class B                                            200           5,059
Swedbank AB, Class A                                        200           5,616
                                                                  -------------
                                                                         12,741
                                                                  -------------
Switzerland - 5.1%
--------------------------------------------------------------------------------
Galenica AG                                                  32          10,653
Nestle SA                                                    25          12,544

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Switzerland (continued)
--------------------------------------------------------------------------------
PSP Swiss Property AG*                                       35   $       2,373
Swiss Reinsurance                                           105           9,210
Swisscom AG                                                  19           6,536
Zurich Financial Services AG                                 65          20,554
                                                                  -------------
                                                                         61,870
                                                                  -------------
United Kingdom - 27.1%
--------------------------------------------------------------------------------
Amlin PLC                                                   459           2,477
Anglo American PLC                                          551          33,160
AstraZeneca PLC                                             275          10,297
Aviva PLC                                                   380           4,664
BAE Systems PLC                                             649           6,259
BG Group PLC                                              1,097          25,444
BP PLC                                                    2,072          21,085
British American Tobacco PLC                                695          26,121
BT Group PLC                                                549           2,371
Cookson Group PLC                                           165           2,178
Dairy Crest Group PLC                                       214           1,995
Diageo PLC                                                  726          14,660
HBOS PLC                                                    380           4,229
Keller Group PLC                                            129           1,731
Man Group PLC                                               316           3,483
Old Mutual PLC                                            4,350           9,554
Prudential PLC                                              995          13,161
Rio Tinto PLC                                                97          10,089
Royal Dutch Shell PLC, Class B                              953          32,124
Shire PLC                                                   978          18,923
Spectris PLC                                                180           2,664
Standard Chartered PLC                                      307          10,507
Standard Life PLC                                         1,992           9,749
Vedanta Resources PLC                                       374          15,580
Vodafone Group PLC                                       11,892          35,666
Xstrata PLC                                                 108           7,571
                                                                  -------------
                                                                        325,742
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $1,234,341)                                                  1,186,292
                                                                  -------------

                                BHR ClariVest Funds 2008 Semiannual Report     3

================================================================================

SCHEDULE OF INVESTMENTS
(CONTINUED)

CLARIVEST INTERNATIONAL EQUITY FUND
MARCH 31, 2008 (UNAUDITED)

                                                      Principal          Market
                                                         Amount           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.8%
--------------------------------------------------------------------------------
PNC Bank Money Market
   Account 2.53%                                      $  46,196   $      46,196
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $46,196)                                                        46,196
                                                                  -------------
TOTAL INVESTMENTS - 102.6%
   (Cost $1,280,537**)                                                1,232,488
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (2.6%)                                                (31,685)
                                                                  -------------
NET ASSETS - 100.0%                                               $   1,200,803
                                                                  =============

----------
REIT - Real Estate Investment Trust.

*     Non-income producing security.

** Aggregate cost is $1,280,537 and net unrealized depreciation is as follows:

      Gross unrealized appreciation                                   $  52,765
      Gross unrealized depreciation                                    (100,814)
                                                                  -------------
         Net unrealized depreciation                                 ($  48,049)
                                                                  =============

Sector Allocation                                               % of Net Assets
--------------------------------------------------------------------------------
Financials                                                            21.2%
Industrials                                                           13.5
Utilities                                                             11.2
Energy                                                                11.0
Telecommunication Services                                            10.6
Materials                                                             10.1
Health Care                                                            7.5
Consumer Discretionary                                                 5.8
Consumer Staples                                                       5.1
Information Technology                                                 2.8
Cash and other                                                         1.2
                                                                    -------
                                                                     100.0%
                                                                    =======

SEE NOTES TO FINANCIAL STATEMENTS

4     BHR ClariVest Funds 2008 Semiannual Report

================================================================================

SCHEDULE OF INVESTMENTS

CLARIVEST SMID CAP CORE GROWTH FUND
MARCH 31, 2008 (UNAUDITED)

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
--------------------------------------------------------------------------------
Consumer Discretionary - 7.1%
--------------------------------------------------------------------------------
Amerigon, Inc.*                                              87   $       1,288
Bally Technologies, Inc.*                                    50           1,717
BorgWarner, Inc.                                             61           2,625
DeVry, Inc.                                                  15             628
Dollar Tree, Inc.*                                           60           1,655
Fossil, Inc.*                                                43           1,313
GameStop Corp., Class A*                                     47           2,430
JAKKS Pacific, Inc.*                                         30             827
M/I Homes, Inc.                                             105           1,783
Service Corp. International                                 100           1,014
Standard Motor Products, Inc.                               203           1,242
Stewart Enterprises, Inc.,
   Class A                                                  343           2,202
                                                                  -------------
                                                                         18,724
                                                                  -------------
Consumer Staples - 7.6%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                           52           1,425
Darling International, Inc.*                                211           2,732
Flowers Foods, Inc.                                          63           1,559
Fresh Del Monte Produce, Inc.*                              171           6,224
Loews Corp. - Carolina Group                                 26           1,886
Molson Coors
   Brewing Co., Class B                                      26           1,367
PepsiAmericas, Inc.                                          51           1,302
TreeHouse Foods, Inc.*                                      100           2,286
Zhongpin, Inc.*                                             137           1,333
                                                                  -------------
                                                                         20,114
                                                                  -------------
Energy - 7.4%
--------------------------------------------------------------------------------
Denbury Resources, Inc.*                                    154           4,397
Global Industries, Ltd.*                                     69           1,110
International Coal Group, Inc.*                             162           1,029
Permian Basin Royalty Trust                                  86           1,905
Rex Energy Corp.*                                           127           2,113
Stone Energy Corp.*                                          92           4,813
Tesoro Corp.                                                 56           1,680
W&T Offshore, Inc.                                           74           2,524
                                                                  -------------
                                                                         19,571
                                                                  -------------
Financials - 1.4%
--------------------------------------------------------------------------------
Annaly Capital
   Management, Inc. REIT                                    100           1,532
Glacier Bancorp, Inc.                                       116           2,224
                                                                  -------------
                                                                          3,756
                                                                  -------------
Health Care - 21.3%
--------------------------------------------------------------------------------
Air Methods Corp.*                                           39           1,886
American Oriental
   Bioengineering, Inc.*                                    165           1,336

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Health Care (continued)
--------------------------------------------------------------------------------
AMERIGROUP Corp.*                                            85   $       2,323
Analogic Corp.                                               48           3,194
Applera Corp. - Celera Group*                                97           1,426
Bio-Rad Laboratories, Inc., Class A*                         17           1,512
Bruker Corp.*                                                71           1,093
Conmed Corp.*                                                69           1,769
Covance, Inc.*                                               20           1,659
DENTSPLY International, Inc.                                 85           3,281
Dionex Corp.*                                                37           2,849
eResearchTechnology, Inc.*                                  204           2,534
Health Net, Inc.*                                           106           3,265
Healthspring, Inc.*                                         126           1,774
Humana, Inc.*                                                21             942
Intuitive Surgical, Inc.*                                     6           1,946
Invacare Corp.                                              155           3,453
Invitrogen Corp.*                                            29           2,479
King Pharmaceuticals, Inc.*                                 200           1,740
Martek Biosciences Corp.*                                    37           1,131
Meridian Bioscience, Inc.                                    37           1,237
Merit Medical Systems, Inc.*                                204           3,229
Millennium Pharmaceuticals, Inc.*                           101           1,561
PerkinElmer, Inc.                                           140           3,395
Pharmaceutical Product
   Development, Inc.                                         66           2,765
Skilled Healthcare
   Group, Inc., Class A*                                    107           1,175
Waters Corp.*                                                22           1,225
                                                                  -------------
                                                                         56,179
                                                                  -------------
Industrials - 22.0%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                          32           1,374
Alliant Techsystems, Inc.*                                   27           2,795
Allied Waste Industries, Inc.*                              132           1,427
American Commercial Lines, Inc.*                             85           1,343
AMETEK, Inc.                                                 55           2,415
Belden, Inc.                                                 14             494
CDI Corp.                                                    82           2,054
Dover Corp.                                                  43           1,797
DRS Technologies, Inc.                                       45           2,623
Ducommun, Inc.*                                              79           2,186
Federal Signal Corp.                                        111           1,550
Flowserve Corp.                                              20           2,088
GeoEye, Inc.*                                                62           1,611
Goodrich Corp.                                               20           1,150
Granite Construction, Inc.                                   56           1,832
Hub Group, Inc., Class A*                                    46           1,513
Hubbell, Inc., Class B                                       27           1,180
ICF International, Inc.*                                    102           2,045
Jacobs Engineering Group, Inc.*                              36           2,649
Kirby Corp.*                                                 87           4,959
L.B. Foster Co., Class A*                                    57           2,454
Pall Corp.                                                   69           2,420

                                BHR ClariVest Funds 2008 Semiannual Report     5

================================================================================

SCHEDULE OF INVESTMENTS
(CONTINUED)

CLARIVEST SMID CAP CORE GROWTH FUND
MARCH 31, 2008 (UNAUDITED)

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Industrials (continued)
--------------------------------------------------------------------------------
Pentair, Inc.                                                52   $       1,659
Robbins & Myers, Inc.                                        40           1,306
Rush Enterprises, Inc., Class A*                             81           1,283
Terex Corp.*                                                 45           2,813
The Toro Co.                                                 30           1,242
Ultralife Batteries, Inc.*                                   56             661
URS Corp.*                                                   24             785
Woodward Governor Co.                                        66           1,764
W.W. Grainger, Inc.                                          34           2,597
                                                                  -------------
                                                                         58,069
                                                                  -------------
Information Technology - 17.5%
--------------------------------------------------------------------------------
Activision, Inc.*                                           167           4,561
Affiliated Computer
   Services, Inc., Class A*                                  69           3,458
Alliance Data Systems Corp.*                                 51           2,423
Amkor Technology, Inc.*                                      85             909
Arrow Electronics, Inc.*                                     81           2,726
Avnet, Inc.*                                                115           3,764
BMC Software, Inc.*                                         144           4,683
Checkpoint Systems, Inc.*                                    74           1,987
EarthLink, Inc.*                                            181           1,367
Hewitt Associates, Inc., Class A*                            84           3,341
iGATE Corp.*                                                225           1,602
MICROS Systems, Inc.*                                        89           2,996
Rofin-Sinar Technologies, Inc.*                              37           1,661
S1 Corp.*                                                   150           1,067
ScanSource, Inc.*                                            41           1,484
Semtech Corp.*                                              115           1,648
Skyworks Solutions, Inc.*                                   704           5,125
SPSS, Inc.*                                                  34           1,319
                                                                  -------------
                                                                         46,121
                                                                  -------------
Materials - 12.3%
--------------------------------------------------------------------------------
Airgas, Inc.                                                 55           2,501
AK Steel Holding Corp.                                       77           4,190
Carpenter Technology Corp.                                   23           1,287
Celanese Corp., Class A                                      42           1,640
CF Industries Holdings, Inc.                                 35           3,627
Coeur d'Alene Mines Corp.*                                  490           1,980
Compass Minerals
   International, Inc.                                       58           3,421
Sigma-Aldrich Corp.                                         113           6,740
Steel Dynamics, Inc.                                         96           3,172
Stillwater Mining Co.*                                       35             541
Terra Industries, Inc.*                                      92           3,269
                                                                  -------------
                                                                         32,368
                                                                  -------------
Telecommunication Services - 1.7%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                            133           4,421
                                                                  -------------

                                                         Number          Market
                                                      of Shares           Value
--------------------------------------------------------------------------------
Utilities - 1.3%
--------------------------------------------------------------------------------
Cleco Corp.                                                  85   $       1,885
Portland General Electric Co.                                74           1,669
                                                                  -------------
                                                                          3,554
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $270,865)                                                      262,877
                                                                  -------------

                                                      Principal
                                                         Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.8%
--------------------------------------------------------------------------------
PNC Bank Money Market
   Account 2.53%                                      $  12,524          12,524
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $12,524)                                                        12,524
                                                                  -------------
TOTAL INVESTMENTS - 104.4%
   (Cost $283,389**)                                                    275,401
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.4%)                                                (11,537)
                                                                  -------------
NET ASSETS - 100.0%                                               $     263,864
                                                                  =============

----------
REIT - Real Estate Investment Trust.

*     Non-income producing security.

**    Aggregate cost is $283,389 and net unrealized depreciation is as follows:

      Gross unrealized appreciation                               $      18,411
      Gross unrealized depreciation                                     (26,399)
                                                                  -------------
         Net unrealized depreciation                                    ($7,988)
                                                                  =============

Sector Allocation                                                % of Net Assets
--------------------------------------------------------------------------------
Industrials                                                            22.0%
Health Care                                                            21.3
Information Technology                                                 17.5
Materials                                                              12.3
Consumer Staples                                                        7.6
Energy                                                                  7.4
Consumer Discretionary                                                  7.1
Telecommunication Services                                              1.7
Financials                                                              1.4
Utilities                                                               1.3
Cash and other                                                          0.4
                                                                      -----
                                                                      100.0%
                                                                      =====

SEE NOTES TO FINANCIAL STATEMENTS

6     BHR ClariVest Funds 2008 Semiannual Report

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)

                                                               CLARIVEST       CLARIVEST
                                                             INTERNATIONAL   SMID CAP CORE
                                                              EQUITY FUND     GROWTH FUND
                                                             -------------   -------------
ASSETS:
Investments, at market value
   (cost $1,280,537 and $283,389, respectively) (Note 2)     $   1,232,488   $     275,401
Foreign currency (cost $17,652 and $0, respectively)                17,534               -
Receivable from investments sold                                    71,350           3,900
Receivable from investment adviser (Note 4)                          6,722           3,885
Dividends and interest receivable                                    7,787             168
Other assets                                                         6,125           6,205
Prepaid expenses                                                     8,529           6,506
                                                             -------------   -------------
   Total assets                                                  1,350,535         296,065
                                                             -------------   -------------

LIABILITIES:
Payable for investments purchased                                  106,742           4,694
Administration and accounting fees payable (Note 5)                 24,538          19,610
Chief Compliance Officer fees payable (Note 4)                          60              14
Custodian fees payable                                              11,381           2,979
Transfer agent fees payable                                          4,764           4,382
Other accrued expenses                                               2,247             522
                                                             -------------   -------------
   Total liabilities                                               149,732          32,201
                                                             -------------   -------------

NET ASSETS                                                   $   1,200,803   $     263,864
                                                             =============   =============

NET ASSETS CONSIST OF:
Distributions in excess of net investment income             $      (8,336)  $     (11,359)
Accumulated net realized loss on investments                       (61,902)        (28,469)
Net unrealized depreciation of investments and translation
   of foreign currency denominated assets and liabilities          (47,706)         (7,988)
Paid-in-capital                                                  1,318,747         311,680
                                                             -------------   -------------

NET ASSETS                                                   $   1,200,803   $     263,864
                                                             =============   =============

SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized, par value
   $0.001 per share)                                               133,100          32,213
                                                             =============   =============

Net asset value, offering and redemption price per share     $        9.02   $        8.19
                                                             =============   =============

SEE NOTES TO FINANCIAL STATEMENTS

                                BHR ClariVest Funds 2008 Semiannual Report     7

================================================================================

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

                                                                  CLARIVEST       CLARIVEST
                                                                INTERNATIONAL   SMID CAP CORE
                                                                 EQUITY FUND     GROWTH FUND
                                                                -------------   -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $618
   and $0, respectively)                                        $      12,116   $       1,135
Interest                                                                  962             177
                                                                -------------   -------------
   Total investment income                                             13,078           1,312
                                                                -------------   -------------

EXPENSES:
Investment advisory fees (Note 4)                                       4,752           1,234
Administration and accounting fees (Note 5)                            58,365          51,422
Audit fees                                                              6,623           6,624
Chief Compliance Officer fees (Note 4)                                    400              91
Custodian fees                                                         20,641           7,817
Insurance expense                                                       1,389             317
Legal fees                                                              2,383             543
Organizational expenses and offering costs (Note 2)                     3,476           3,458
Printing fees                                                           1,815             490
Registration and filing fees                                           17,774          17,832
Transfer agent fees                                                    13,595          12,642
Trustees' fees and expenses (Note 4)                                    1,031             236
Other                                                                     432             408
                                                                -------------   -------------
   Subtotal                                                           132,676         103,114
Fees waived and reimbursed by Adviser (Note 4)                       (112,746)        (88,004)
Fees waived by Fund's service provider (Note 5)                       (13,658)        (13,658)
                                                                -------------   -------------
   Total net expenses                                                   6,272           1,452
                                                                -------------   -------------

NET INVESTMENT INCOME (LOSS)                                            6,806            (140)
                                                                -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments                                      (55,755)        (14,774)
Net realized gain on foreign currency transactions                        644               -
Net change in unrealized depreciation
   on investments                                                    (112,896)        (29,694)
Net change in unrealized depreciation on translation of other
   assets and liabilities denominated in foreign currency                (129)              -
                                                                -------------   -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS                                     (168,136)        (44,468)
                                                                -------------   -------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $    (161,330)  $     (44,608)
                                                                =============   =============

SEE NOTES TO FINANCIAL STATEMENTS

8     BHR ClariVest Funds 2008 Semiannual Report

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

CLARIVEST INTERNATIONAL EQUITY FUND

                                                                       FOR THE
                                                                  SIX MONTHS ENDED     FOR THE
                                                                      03/31/08       PERIOD ENDED
                                                                     (UNAUDITED)      09/30/07*
                                                                  ----------------   ------------
OPERATIONS:
Net investment income                                             $          6,806   $     19,454
Net realized loss on investments and
   foreign currency transactions                                           (55,111)        (6,791)
Net change in unrealized (depreciation) appreciation on
   investments and on translation of other assets and
   liabilities denominated in foreign currency                            (113,025)        65,319
                                                                  ----------------   ------------
Net (decrease) increase in net assets resulting from operations           (161,330)        77,982
                                                                  ----------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (44,052)             -
                                                                  ----------------   ------------
Total distributions to shareholders                                        (44,052)             -

CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                                      -      1,671,795
Shares issued as reinvestment of distributions                              44,052              -
Shares redeemed                                                            (75,022)      (312,622)
                                                                  ----------------   ------------
Net (decrease) increase in net assets from
   capital stock transactions                                              (30,970)     1,359,173
                                                                  ----------------   ------------
Net (decrease) increase in net assets                                     (236,352)     1,437,155

NET ASSETS:
Beginning of period                                                      1,437,155              -
                                                                  ----------------   ------------
End of period                                                     $      1,200,803   $  1,437,155
                                                                  ----------------   ------------

Accumulated (distributions in excess of net investment income)/
   undistributed net investment income                            $         (8,336)  $     28,910
                                                                  ================   ============

CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                                      -        165,520
Shares issued as reinvestment of distributions                               4,613              -
Shares redeemed                                                             (7,031)       (30,002)
                                                                  ----------------   ------------
Net (decrease) increase in shares outstanding                               (2,418)       135,518
                                                                  ================   ============

----------
*    The Fund commenced operations on March 28, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

                                BHR ClariVest Funds 2008 Semiannual Report     9

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

CLARIVEST SMID CAP CORE GROWTH FUND

                                                                     FOR THE
                                                                    SIX MONTHS       FOR THE
                                                                  ENDED 03/31/08   PERIOD ENDED
                                                                    (UNAUDITED)      09/30/07*
                                                                  --------------   ------------
OPERATIONS:
Net investment (loss) income                                      $         (140)  $        451
Net realized loss on investments                                         (14,774)       (13,695)
Net change in unrealized (depreciation) appreciation
   on investments                                                        (29,694)        21,706
                                                                  --------------   ------------
Net (decrease) increase in net assets resulting from operations          (44,608)         8,462
                                                                  --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (21,126)             -
                                                                  --------------   ------------
Total distributions to shareholders                                      (21,126)             -

CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                                    -        300,051
Shares issued as reinvestment of distributions                            21,126              -
Shares redeemed                                                              (20)           (21)
                                                                  --------------   ------------
Net increase in net assets from capital stock transactions                21,106        300,030
                                                                  --------------   ------------
Net (decrease) increase in net assets                                    (44,628)       308,492

NET ASSETS:
Beginning of period                                                      308,492              -
                                                                  --------------   ------------
End of period                                                     $      263,864   $    308,492
                                                                  ==============   ============

Accumulated (distributions in excess of net investment income)/
   undistributed net investment income/                           $      (11,359)  $      9,907
                                                                  ==============   ============

CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                                    -         30,005
Shares issued as reinvestment of distributions                             2,212              -
Shares redeemed                                                               (2)            (2)
                                                                  --------------   ------------
Net increase in shares outstanding                                         2,210         30,003
                                                                  ==============   ============

----------
*     The Fund commenced operations on March 28, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

10    BHR ClariVest Funds 2008 Semiannual Report

================================================================================

FINANCIAL HIGHLIGHTS

CLARIVEST INTERNATIONAL EQUITY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE
                                                                  SIX MONTHS ENDED        FOR THE
                                                                      03/31/08         PERIOD ENDED
                                                                      CLASS I          09/30/07(1)
                                                                    (UNAUDITED)          CLASS I
                                                                  ----------------     ------------
Net asset value, beginning of period                              $          10.60     $      10.00
                                                                  ----------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                         0.05             0.21
Net realized and unrealized (loss) gain on investments
   and foreign currency transactions                                         (1.29)            0.39
                                                                  ----------------     ------------
Total from investment operations                                             (1.24)            0.60
                                                                  ----------------     ------------
LESS DISTRIBUTIONS:
From net investment income                                                   (0.34)               -
                                                                  ----------------     ------------
Total distributions                                                          (0.34)               -
                                                                  ----------------     ------------

Net asset value, end of period                                    $           9.02     $      10.60
                                                                  ================     ============

Total return                                                                (11.85%)*          6.00%*

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $          1,201     $      1,437
Operating expenses:
   Before expense reimbursement/waiver                                       20.94%**         26.48%**
   After expense reimbursement/waiver                                         0.99%**          0.99%**
Net investment income:
   After expense reimbursement/waiver                                         1.07%**          2.89%**
Portfolio turnover rate                                                      64.71%*          81.50%*

----------
(1)   The Fund commenced operations on March 28, 2007.

*     Non-annualized.

**    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

                                BHR ClariVest Funds 2008 Semiannual Report    11

================================================================================

FINANCIAL HIGHLIGHTS

CLARIVEST SMID CAP CORE GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE
                                                                  SIX MONTHS ENDED       FOR THE
                                                                     03/31/08          PERIOD ENDED
                                                                      CLASS I          09/30/07(1)
                                                                    (UNAUDITED)          CLASS I
                                                                  ----------------     ------------
Net asset value, beginning of period                              $          10.28     $      10.00
                                                                  ----------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) income                                                 (0.00)***         0.33
Net realized and unrealized loss on investments                              (1.39)           (0.05)
                                                                  ----------------     ------------
Total from investment operations                                             (1.39)            0.28
                                                                  ----------------     ------------
LESS DISTRIBUTIONS:
From net investment income                                                   (0.70)               -
                                                                  ----------------     ------------
Total distributions                                                          (0.70)               -
                                                                  ----------------     ------------
Net asset value, end of period                                    $           8.19     $      10.28
                                                                  ================     ============

Total return                                                                (14.46%)*          2.80%*

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $            264     $        308
Operating expenses:
   Before expense reimbursement/waiver                                       71.02%**         70.54%**
   After expense reimbursement/waiver                                         1.00%**          1.00%**
Net investment (loss) income:
   After expense reimbursement/waiver                                        (0.10%)**         0.29%**
Portfolio turnover rate                                                      71.99%*          44.37%*

----------
(1)   The Fund commenced operations on March 28, 2007.

*     Non-annualized.

**    Annualized.

***   Amount represents less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS

12    BHR ClariVest Funds 2008 Semiannual Report

================================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1.    ORGANIZATION

The ClariVest International Equity Fund (the "International Equity Fund") and the ClariVest SMid Cap Core Growth Fund ("SMid Cap Core Growth Fund") (formerly SMid Cap Growth Fund) (each a "Fund" and collectively, the "Funds") are a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. Each Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2008, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the International Equity Fund and the SMid Cap Core Growth Fund, which commenced operations on March 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The International Equity Fund and the SMid Cap Core Growth Fund are diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The International Equity Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in securities of companies located outside of the U.S. The SMid Cap Core Growth Fund seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small and mid capitalizations.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by each Fund in the preparation of their financial statements:

      SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

      Securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market on which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

      FOREIGN CURRENCY CONSIDERATIONS - Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00am Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00pm Eastern time.

                                BHR ClariVest Funds 2008 Semiannual Report    13

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Funds. Organizational costs consist of costs incurred to establish a company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

      EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

      NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

      DIVIDENDS AND DISTRIBUTIONS - The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually.

      REDEMPTION FEES - The International Equity Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Fund are reflected in the Statements of Changes in Net Assets.

3.    RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The Funds adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, on September 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

14    BHR ClariVest Funds 2008 Semiannual Report

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

4.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The International Equity Fund and the SMid Cap Core Growth Fund have entered into an investment management agreement with BHR Fund Advisors, LP ("BHR" or the "Adviser") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Funds and is entitled to receive a fee, which is calculated daily and payable monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of the International Equity Fund and SMid Cap Core Growth Fund, respectively. As investment adviser to the Funds, BHR has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Funds.

BHR has entered into an investment sub-advisory agreement with ClariVest Asset Management LLC ("ClariVest") (the "Sub-Advisory Agreement"), pursuant to which ClariVest serves as sub-adviser to the Funds. Sub-advisory fees are paid by BHR, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and ClariVest provide a continuous investment program for each Fund's portfolio, and oversee the administration of all aspects relating to each Fund's business and affairs.

For its services as investment sub-adviser to the Funds, ClariVest is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of each Fund and paid monthly. For the International Equity Fund, ClariVest will be paid 0.10% on the first $25,000,000; 0.15% on the next $75,000,000; 0.35% on the next
$100,000,000; and 0.55% on the balance of the average daily net assets. For the SMid Cap Core Growth Fund, ClariVest will be paid 0.10% on the first $50,000,000; and 0.73% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses until March 1, 2010 in order to keep total annual operating expenses of the International Equity Fund and the SMid Cap Core Growth Fund from exceeding 0.99% and 1.00% of their average daily net assets, respectively ("Expense Limitation"). In addition, if at any point during the first three years of a Fund's operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements as long as Expense Limitations are maintained. For the six months ended March 31, 2008, the Adviser reimbursed the International Equity Fund $112,746 and the SMid Cap Core Growth Fund $88,004. The balance of recoverable expenses to the Adviser at March 31, 2008 was $234,693 for the International Equity Fund and $146,221 for the SMid Cap Core Growth Fund.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2008, $400 was allocated from the International Equity Fund and $91 from the SMid Cap Core Growth Fund in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.    OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Funds.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $13,658 and $13,658 from the International Equity Fund and the SMid Cap Core Growth Fund, respectively, in administration and accounting, custodian and transfer agent fees for the six months ended March 31, 2008.

6.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ending September 30, 2008, will be reported in the September 30, 2008 Annual Report.

                                BHR ClariVest Funds 2008 Semiannual Report    15

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

7.    INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2008, excluding temporary short-term investments, were as follows:

                                                          Purchases     Sales
                                                          ---------   ---------
      International Equity Fund                           $ 820,614   $ 886,188
      SMid Cap Core Growth Fund                             211,625     207,562

8.    FEDERAL INCOME TAXES

The Funds intend to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the International Equity Fund and SMid Cap Core Growth Fund had post-October losses of $6,366 and $13,695, respectively.

9.    CONCENTRATION RISKS

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

Although the Funds have diversified investment portfolios, they may, at certain times, have concentrations which may cause the Funds to be more sensitive to economic changes or events occurring in certain sectors.

10.   INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

16    BHR ClariVest Funds 2008 Semiannual Report

================================================================================

ADDITIONAL FUND INFORMATION

MARCH 31, 2008
(UNAUDITED)

PROXY VOTING INFORMATION

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Funds' website at http://www.bhrfunds.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files each Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

      o Information we receive from shareholders on applications or other forms;

      o Information about shareholder transactions with us and our service providers, or others;

      o Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

      o To government entities, in response to subpoenas or to comply with laws or regulations;

      o     When shareholders direct us to do so or consent to the disclosure;

      o To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

      o     To protect against fraud, or to collect unpaid debts.

   If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION.

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

                                BHR ClariVest Funds 2008 Semiannual Report    17

     [BHR LOGO]      1160 W. Swedesford Rd.
        BHR          Suite 140
INSTITUTIONAL FUNDS  Berwyn, PA 19312

                     t: 610 854 0900
                     f: 610 640 2933
                     w: www.bhrfunds.com

     [BHR LOGO]
        BHR
INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

    [GRAPHIC]
SEMIANNUAL REPORT
MARCH 31, 2008      MOUNT LUCAS U.S. FOCUSED EQUITY FUND

--------------------------------------------------------------------------------

================================================================================

CONTENTS

1     Disclosure of Fund Expenses

2     Schedule of Investments

3     Financial Statements

7     Notes to Financial Statements

10    Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

================================================================================

DISCLOSURE OF FUND EXPENSES

FOR THE SIX MONTH PERIOD OCTOBER 1, 2007 TO MARCH 31, 2008 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------
                                  Beginning        Ending                      Expenses Paid
                                Account Value   Account Value    Expense     During the Period
                                   10/01/07       03/31/08      Ratio(1)   10/01/07-03/31/08(2)
------------------------------------------------------------------------------------------------
MOUNT LUCAS U.S. FOCUSED EQUITY FUND - CLASS I
------------------------------------------------------------------------------------------------

Actual Fund Return                $ 1,000.00      $   815.90      0.95%           $ 4.31
Hypothetical 5% Return            $ 1,000.00      $ 1,020.25      0.95%           $ 4.80
------------------------------------------------------------------------------------------------

(1)   Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

           BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report     1

================================================================================

SCHEDULE OF INVESTMENTS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
MARCH 31, 2008 (UNAUDITED)

                                                        Number        Market
                                                      of Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
--------------------------------------------------------------------------------
Consumer Discretionary - 21.9%
--------------------------------------------------------------------------------
Amazon.com, Inc.*                                         1,570   $     111,941
Apollo Group, Inc., Class A*                                700          30,240
Big Lots, Inc.*                                           2,021          45,068
Family Dollar Stores, Inc.                               13,012         253,734
GameStop Corp., Class A*                                  1,061          54,864
Hasbro, Inc.                                              1,950          54,405
OfficeMax, Inc.                                          11,575         221,546
Polo Ralph Lauren Corp.                                     596          34,741
RadioShack Corp.                                          1,783          28,974
Whirlpool Corp.                                           3,040         263,811
                                                                  -------------
                                                                      1,099,324
                                                                  -------------
Consumer Staples - 12.3%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                5,313         218,683
SUPERVALU, Inc.                                          13,368         400,773
                                                                  -------------
                                                                        619,456
                                                                  -------------
Energy - 8.1%
--------------------------------------------------------------------------------
Chevron Corp.                                             2,804         239,349
Hess Corp.                                                  625          55,113
National Oilwell Varco, Inc.*                             1,967         114,833
                                                                  -------------
                                                                        409,295
                                                                  -------------
Financials - 39.3%
--------------------------------------------------------------------------------
ACE, Ltd.                                                 3,483         191,774
The Allstate Corp.                                        4,528         217,616
The Chubb Corp                                            3,663         181,245
The Hartford Financial
   Services Group, Inc.                                   5,156         390,670
Merrill Lynch & Co., Inc.                                 2,972         121,079
Safeco Corp.                                              4,419         193,906
The Travelers Cos., Inc.                                  7,895         377,776
Unum Group                                                9,748         214,553
XL Capital, Ltd., Class A                                 3,039          89,802
                                                                  -------------
                                                                      1,978,421
                                                                  -------------
Health Care - 1.9%
--------------------------------------------------------------------------------
Express Scripts, Inc.*                                      753          48,433
Medco Health Solutions, Inc.*                             1,012          44,315
                                                                  -------------
                                                                         92,748
                                                                  -------------
Industrials - 8.6%
--------------------------------------------------------------------------------
Deere & Co.                                                 613          49,310
Jacobs Engineering Group, Inc.*                             714          52,543
Precision Castparts Corp.                                   484          49,407
Ryder System, Inc.                                        4,651         283,292
                                                                  -------------
                                                                        434,552
                                                                  -------------

                                                        Number        Market
                                                      of Shares       Value
--------------------------------------------------------------------------------
Information Technology - 2.9%
--------------------------------------------------------------------------------
Apple, Inc.*                                                469   $      67,302
Compuware Corp.*                                          5,047          37,045
NVIDIA Corp.*                                             2,056          40,688
                                                                  -------------
                                                                        145,035
                                                                  -------------
Materials - 4.5%
--------------------------------------------------------------------------------
International Paper Co.                                   6,348         172,666
Monsanto Co.                                                495          55,193
                                                                  -------------
                                                                        227,859
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $5,380,608)                                                  5,006,690
                                                                  -------------

                                                      Principal
                                                        Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
--------------------------------------------------------------------------------
PNC Bank Money Market
   Account 2.53%                                      $  24,452          24,452
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $24,452)                                                        24,452
                                                                  -------------
TOTAL INVESTMENTS - 100.0%
   (Cost $5,405,060**)                                                5,031,142

OTHER ASSETS LESS
   LIABILITIES - 0.0%                                                       280
                                                                  -------------
NET ASSETS - 100.0%                                               $   5,031,422
                                                                  =============

----------
*     Non-income producing security.

** Aggregate cost is $5,405,060 and net unrealized depreciation is as follows:

   Gross unrealized appreciation                                  $     165,272
   Gross unrealized depreciation                                       (539,190)
                                                                 --------------
      Net unrealized depreciation                                ($     373,918)
                                                                 ==============

Sector Allocation                              % of Net Assets
---------------------------------------------------------------
Financials                                           39.3%
Consumer Discretionary                               21.9
Consumer Staples                                     12.3
Industrials                                           8.6
Energy                                                8.1
Materials                                             4.5
Information Technology                                2.9
Health Care                                           1.9
Cash and other                                        0.5
                                                    -----
                                                    100.0%
                                                    =====

SEE NOTES TO FINANCIAL STATEMENTS

2     BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
MARCH 31, 2008 (UNAUDITED)

ASSETS:
Investments, at market value (cost $5,405,060) (Note 2)           $   5,031,142
Receivable from fund shares sold                                         20,000
Dividends and interest receivable                                        10,261
Deferred offering expenses (Note 2)                                      20,040
Prepaid expenses                                                         13,481
                                                                  -------------
   Total assets                                                       5,094,924
                                                                  -------------
LIABILITIES:
Payable for investments purchased                                        18,405
Investment advisory fee payable (Note 4)                                 17,768
Administration and accounting fees payable (Note 5)                      17,800
Transfer agent fees payable                                               6,028
Trustees' fees payable                                                      637
Chief Compliance Officer fees payable (Note 4)                              248
Other accrued expenses                                                    2,616
                                                                  -------------
   Total liabilities                                                     63,502
                                                                  -------------

NET ASSETS                                                        $   5,031,422
                                                                  =============
NET ASSETS CONSIST OF:
Undistributed accumulated net investment income                   $       2,855
Accumulated net realized loss on investments                           (427,179)
Net unrealized depreciation on investments                             (373,918)
Paid-in-capital                                                       5,829,664
                                                                  -------------
NET ASSETS                                                        $   5,031,422
                                                                  =============
SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized,
    par value $0.001 per share)                                         620,459
                                                                  =============

Net asset value, offering and redemption price per share          $        8.11
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS

           BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report     3

================================================================================

STATEMENT OF OPERATIONS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                         $      49,488
Interest                                                                  2,408
                                                                  -------------
   Total investment income                                               51,896
                                                                  -------------

EXPENSES:
Investment advisory fees (Note 4)                                        14,843
Administration and accounting fees (Note 5)                              57,724
Organizational expenses and offering costs (Note 2)                      31,113
Transfer agent fees                                                      16,387
Registration and filing fees                                             12,028
Custodian fees                                                            8,586
Legal fees                                                                7,409
Insurance expense                                                         3,893
Trustees' fees and expenses (Note 4)                                      3,092
Chief Compliance Officer fees (Note 4)                                    1,181
Printing fees                                                             1,164
Audit fees                                                                  351
Other                                                                       595
                                                                  -------------
   Subtotal                                                             158,366
Fees waived and reimbursed by Adviser (Note 4)                          (91,901)
Fees waived by Fund's service provider (Note 5)                         (47,664)
                                                                  -------------
   Total net expenses                                                    18,801
                                                                  -------------

NET INVESTMENT INCOME                                                    33,095
                                                                  -------------

REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS:
Net realized loss on investments                                       (427,179)
Net change in unrealized depreciation on investments                   (373,918)
                                                                  -------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS                                                 (801,097)
                                                                  -------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $    (768,002)
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS

4     BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                                                   FOR THE
                                               SIX MONTHS ENDED      FOR THE
                                                   03/31/08        PERIOD ENDED
                                                  (UNAUDITED)       09/30/07*
                                               ----------------   -------------
OPERATIONS:
Net investment income                          $         33,095   $           -
Net realized loss on investments                       (427,179)              -
Net change in unrealized depreciation on
   investments                                         (373,918)              -
                                               ----------------   -------------
Net decrease in net assets resulting from
   operations                                          (768,002)              -
                                               ----------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   (30,240)              -
                                               ----------------   -------------
Total distributions to shareholders                     (30,240)              -

CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                    $      5,801,192   $          10
Shares issued as reinvestment of
   distributions                                         28,462               -
                                               ----------------   -------------
Net increase in net assets from
   capital stock transactions                         5,829,654              10
                                               ----------------   -------------
Net increase in net assets                            5,031,412              10

NET ASSETS:
Beginning of period                                          10               -
                                               ----------------   -------------
End of period                                  $      5,031,422   $          10
                                               ================   =============
Undistributed accumulated net investment
   income                                      $          2,855   $           -
                                               ================   =============
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                             617,475               1
Shares issued as reinvestment of
   distributions                                          2,983               -
                                               ----------------   -------------
Net increase in shares outstanding                      620,458               1
                                               ================   =============

----------
*     The Fund commenced operations on September 28, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

           BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report     5

================================================================================

FINANCIAL HIGHLIGHTS

MOUNT LUCAS U.S. FOCUSED EQUITY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    FOR THE
                                               SIX MONTHS ENDED       FOR THE
                                                   03/31/08         PERIOD ENDED
                                                    CLASS I         09/30/07(1)
                                                  (UNAUDITED)         CLASS I
                                               ----------------    -------------
Net asset value, beginning of period           $          10.00    $       10.00
                                               ----------------    -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.07                -
Net realized and unrealized loss on
   investments                                            (1.90)               -
                                               ----------------    -------------
Total from investment operations                          (1.83)               -
                                               ----------------    -------------

LESS DISTRIBUTIONS:
From net investment income                                (0.06)               -
                                               ----------------    -------------
Total distributions                                       (0.06)               -
                                               ----------------    -------------

Net asset value, end of period                 $           8.11    $       10.00
                                               ================    =============

Total return                                             (18.41%)*             -

RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $          5,031    $           -
Operating expenses:
   Before expense reimbursement/waiver                     8.00%**             -
   After expense reimbursement/waiver                      0.95%**             -
Net investment income:
   After expense reimbursement/waiver                      1.67%**             -
Portfolio turnover rate                                   53.59%*              -

----------
(1)   The Fund commenced operations on September 28, 2007.

*     Non-annualized.

**    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

6     BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

================================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1.    ORGANIZATION

The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2008, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a non-diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

      USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Fund. Organizational costs consist of costs incurred to establish the company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

      EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

      NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business

           BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report     7

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

      DIVIDENDS AND DISTRIBUTIONS - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

      REDEMPTION FEES - The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees returned to the assets of the Fund are reflected in the Statements of Changes in Net Assets.

3.    RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The Fund adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, on September 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR" or the "Adviser") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment adviser to the Fund, BHR has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Fund.

BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Mount Lucas Management Corp. ("Mount Lucas"), pursuant to which Mount Lucas serves as sub-adviser to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund for a period of three years ending September 25, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as the Expense Limitation is maintained. For the six months ended March 31, 2008, the Adviser reimbursed the Fund $91,901. The balance of recoverable expenses to the Adviser at March 31, 2008 was $91,901.

8     BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2008, the Fund was allocated $1,181 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees will be reimbursed for reasonable expenses incurred in attending all meetings.

5.    OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $47,664 in administration and accounting, custodian and transfer agent fees for the Fund for the six months ended March 31, 2008.

6.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ending September 30, 2008, will be reported in the September 30, 2008 Annual Report.

7.    INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2008, excluding temporary short-term investments for the Fund, were as follows:

                         Purchases      Sales
                        ----------   -----------
                        $7,771,991   $1,964,204

8.    FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

9.    CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations which may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10.   INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

           BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report     9

================================================================================

ADDITIONAL FUND INFORMATION

MARCH 31, 2008
(UNAUDITED)

PROXY VOTING INFORMATION

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.bhrfunds.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

      o Information we receive from shareholders on applications or other forms;

      o Information about shareholder transactions with us and our service providers, or others;

      o Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

      o To government entities, in response to subpoenas or to comply with laws or regulations;

      o     When shareholders direct us to do so or consent to the disclosure;

      o To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

      o     To protect against fraud, or to collect unpaid debts.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION.

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

10    BHR Mount Lucas U.S. Focused Equity Fund 2008 Semiannual Report

     [BHR LOGO]      1160 W. Swedesford Rd.
        BHR          Suite 140
INSTITUTIONAL FUNDS  Berwyn, PA 19312

                     t: 610 854 0900
                     f: 610 640 2933
                     w: www.bhrfunds.com

     [BHR LOGO]
        BHR
INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

[GRAPHIC]

SEMIANNUAL REPORT               SMITH GROUP LARGE CAP
MARCH 31, 2008                  CORE GROWTH FUND

--------------------------------------------------------------------------------

================================================================================

CONTENTS

 1    Disclosure of Fund Expenses

 2    Schedule of Investments

 4    Financial Statements

 8    Notes to Financial Statements

11    Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD OCTOBER 1, 2007 TO MARCH 31, 2008 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------
                                                     Beginning         Ending                     Expenses Paid
                                                   Account Value   Account Value    Expense     During the Period
                                                      10/01/07        03/31/08     Ratio(1)   10/01/07-03/31/08(2)
-------------------------------------------------------------------------------------------------------------------
SMITH GROUP LARGE CAP CORE GROWTH FUND - CLASS I
-------------------------------------------------------------------------------------------------------------------

Actual Fund Return                                   $ 1,000.00      $   851.90      0.79%           $ 3.66
Hypothetical 5% Return                               $ 1,000.00      $ 1,021.05      0.79%           $ 3.99
-------------------------------------------------------------------------------------------------------------------

(1)   Annualized, based on the Fund's expenses for the period.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report     1

================================================================================

SCHEDULE OF INVESTMENTS

SMITH GROUP LARGE CAP CORE GROWTH FUND
MARCH 31, 2008 (UNAUDITED)

                                                         Number       Market
                                                      of Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
--------------------------------------------------------------------------------
Consumer Discretionary - 10.2%
--------------------------------------------------------------------------------
Aeropostale, Inc.*                                       18,200   $     493,402
Fossil, Inc.*                                            13,300         406,182
Guess?, Inc.                                             13,500         546,345
Omnicom Group, Inc.                                      10,100         446,218
                                                                  -------------
                                                                      1,892,147
                                                                  -------------

Consumer Staples - 7.6%
--------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                 8,800         477,312
Colgate-Palmolive Co.                                     6,100         475,251
PepsiCo, Inc.                                             6,300         454,860
                                                                  -------------
                                                                      1,407,423
                                                                  -------------

Energy - 9.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         5,400         456,732
Marathon Oil Corp.                                        9,200         419,520
National Oilwell Varco, Inc.*                             7,500         437,850
Occidental Petroleum Corp.                                6,600         482,922
                                                                  -------------
                                                                      1,797,024
                                                                  -------------

Financials - 9.1%
--------------------------------------------------------------------------------
The Bank of New York
   Mellon Corp.                                          10,100         421,473
The Nasdaq OMX Group, Inc.*                              11,000         425,260
Northern Trust Corp.                                      6,300         418,761
Unum Group                                               19,400         426,994
                                                                  -------------
                                                                      1,692,488
                                                                  -------------

Health Care - 18.9%
--------------------------------------------------------------------------------
Applera Corp. -
   Applied Biosystems Group                              13,700         450,182
Becton Dickinson & Co.                                    5,200         446,420
Cigna Corp.                                               9,500         385,415
Express Scripts, Inc.*                                    7,500         482,400
Gilead Sciences, Inc.*                                    9,500         489,535
OSI Pharmaceuticals, Inc.*                               11,500         429,985
Perrigo Co.                                              11,400         430,122
Varian Medical Systems, Inc.*                             8,400         393,456
                                                                  -------------
                                                                      3,507,515
                                                                  -------------

Industrials - 12.4%
--------------------------------------------------------------------------------
Danaher Corp.                                             5,900         448,577
Jacobs Engineering
   Group, Inc.*                                           6,000         441,540
The Manitowoc Co., Inc.                                  12,600         514,080
Northrop Grumman Corp.                                    6,000         466,860
United Technologies Corp.                                 6,300         433,566
                                                                  -------------
                                                                      2,304,623
                                                                  -------------

                                                         Number       Market
                                                      of Shares       Value
--------------------------------------------------------------------------------
Information Technology - 24.2%
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                  11,500   $     428,375
BMC Software, Inc.*                                      14,000         455,280
FactSet Research
   Systems, Inc.                                          8,600         463,282
Harris Corp.                                              9,100         441,623
Hewlett-Packard Co.                                      10,100         461,166
International Business
   Machines Corp.                                         4,300         495,102
Microsoft Corp.                                          15,400         437,052
Oracle Corp.*                                            22,700         444,012
Parametric
   Technology Corp.*                                     27,700         442,646
Texas Instruments, Inc.                                  15,000         424,050
                                                                  -------------
                                                                      4,492,588

Materials - 2.5%
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                       7,700         459,305
                                                                  -------------

Telecommunication Services - 2.5%
--------------------------------------------------------------------------------
AT&T, Inc.                                               12,300         471,090
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $18,490,923)                                                18,024,203
                                                                  -------------

                                                      Principal
                                                         Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
--------------------------------------------------------------------------------
PNC Bank Money Market
   Account 2.53%                                   $    475,170         475,170
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $475,170)                                                      475,170
                                                                  -------------
TOTAL INVESTMENTS - 99.5%
   (Cost $18,966,093**)                                              18,499,373

OTHER ASSETS LESS
   LIABILITIES - 0.5%                                                    85,979
                                                                  -------------
NET ASSETS - 100.0%                                               $  18,585,352
                                                                  =============

----------
*     Non-income producing security.

** Aggregate cost is $18,966,093 and net unrealized depreciation is as follows:


   Gross unrealized appreciation                                  $     527,963
   Gross unrealized depreciation                                       (994,683)
                                                                  --------------
      Net unrealized depreciation                                ($     466,720)
                                                                  ==============

2     BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

SCHEDULE OF INVESTMENTS
(CONTINUED)

SMITH GROUP LARGE CAP CORE GROWTH FUND
MARCH 31, 2008 (UNAUDITED)

Sector Allocation                                                % of Net Assets
--------------------------------------------------------------------------------
Information Technology                                                24.2%
Health Care                                                           18.9
Industrials                                                           12.4
Consumer Discretionary                                                10.2
Energy                                                                 9.6
Financials                                                             9.1
Consumer Staples                                                       7.6
Telecommunication Services                                             2.5
Materials                                                              2.5
Cash and other                                                         3.0
                                                                     ------
                                                                     100.0%
                                                                     ======

SEE NOTES TO FINANCIAL STATEMENTS

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report     3

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

SMITH GROUP LARGE CAP CORE GROWTH FUND
MARCH 31, 2008 (UNAUDITED)

ASSETS:
Investments, at market value (cost $18,966,093) (Note 2)          $  18,499,373
Receivable from fund shares sold                                        357,619
Receivable from investments sold                                        266,430
Receivable from investment adviser (Note 4)                              17,703
Dividends and interest receivable                                         9,314
Deferred offering expenses (Note 2)                                       2,341
Prepaid expenses                                                         36,903
                                                                  -------------
   Total assets                                                      19,189,683
                                                                  -------------

LIABILITIES:
Payable from Fund shares redeemed                                       308,499
Payable for investments purchased                                       253,782
Chief Compliance Officer fees payable (Note 4)                              928
Other accrued expenses                                                   41,122
                                                                  -------------
   Total liabilities                                                    604,331
                                                                  -------------

NET ASSETS                                                        $  18,585,352
                                                                  =============

NET ASSETS CONSIST OF:
Distributions in excess of net investment income                  $     (12,634)
Accumulated net realized loss on investments                         (1,745,774)
Net unrealized depreciation on investments                             (466,720)
Paid-in-capital                                                      20,810,480
                                                                  -------------
NET ASSETS                                                        $  18,585,352
                                                                  =============

SHARES OUTSTANDING - CLASS I:
   (Unlimited number of shares authorized,
   par value $0.001 per share)                                        2,121,643
                                                                  =============

Net asset value, offering and redemption price per share          $        8.76
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS

4     BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

STATEMENT OF OPERATIONS

SMITH GROUP LARGE CAP CORE GROWTH FUND
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                         $      80,623
Interest                                                                 12,659
                                                                  -------------
   Total investment income                                               93,282
                                                                  -------------

EXPENSES:
Investment advisory fees (Note 4)                                        55,941
Administration and accounting fees (Note 5)                              54,660
Legal fees                                                               32,456
Transfer agent fees                                                      28,493
Registration and filing fees                                             21,791
Insurance expense                                                        19,719
Trustees' fees and expenses (Note 4)                                     14,836
Custodian fees                                                           13,894
Organizational expenses and offering costs (Note 2)                       7,141
Audit fees                                                                6,623
Chief Compliance Officer fees (Note 4)                                    5,719
Printing fees                                                             1,861
Other                                                                       503
                                                                  -------------
   Subtotal                                                             263,637
Fees waived and reimbursed by Adviser (Note 4)                         (164,956)
Fees waived by Fund's service provider (Note 5)                         (26,233)
                                                                  -------------
   Total net expenses                                                    72,448
                                                                  -------------

NET INVESTMENT INCOME                                                    20,834
                                                                  -------------

REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS:
Net realized loss on investments                                     (1,658,546)
Net change in unrealized depreciation
   on investments                                                    (1,379,804)
                                                                  -------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS                                               (3,038,350)
                                                                  -------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $  (3,017,516)
                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report     5

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

SMITH GROUP LARGE CAP CORE GROWTH FUND

                                                                          FOR THE
                                                                      SIX MONTHS ENDED      FOR THE
                                                                          03/31/08       PERIOD ENDED
                                                                        (UNAUDITED)        09/30/07*
                                                                      ----------------   ------------
OPERATIONS:
Net investment income                                                 $         20,834   $     13,120
Net realized loss on investments                                            (1,658,546)       (87,228)
Net change in unrealized (depreciation) appreciation
   on investments                                                           (1,379,804)       913,084
                                                                      ----------------   ------------
Net (decrease) increase in net assets resulting from operations             (3,017,516)       838,976
                                                                      ----------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (54,177)             -
                                                                      ----------------   ------------
Total distributions to shareholders                                            (54,177)             -

CAPITAL STOCK TRANSACTIONS (CLASS I):
Shares sold                                                                  7,316,922     14,625,174
Shares issued as reinvestment of distributions                                  54,177              -
Shares redeemed                                                             (1,119,004)       (59,200)
                                                                      ----------------   ------------
Net increase in net assets from
   capital stock transactions                                                6,252,095     14,565,974
                                                                      ----------------   ------------
Net increase in net assets                                                   3,180,402     15,404,950

NET ASSETS:
Beginning of period                                                         15,404,950              -
                                                                      ----------------   ------------
End of period                                                         $     18,585,352   $ 15,404,950
                                                                      ================   ============
Accumulated (distributions in excess of net investment income)/
   undistributed net investment income                                $        (12,634)  $     20,709
                                                                      ================   ============
CAPITAL SHARE TRANSACTIONS (CLASS I):
Shares sold                                                                    745,109      1,499,885
Shares issued as reinvestment of distributions                                   5,312              -
Shares redeemed                                                               (122,520)        (6,143)
                                                                      ----------------   ------------
Net increase in shares outstanding                                             627,901      1,493,742
                                                                      ================   ============

----------
*     The Fund commenced operations on May 31, 2007.

SEE NOTES TO FINANCIAL STATEMENTS

6     BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

FINANCIAL HIGHLIGHTS

SMITH GROUP LARGE CAP CORE GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          FOR THE
                                                                      SIX MONTHS ENDED        FOR THE
                                                                          03/31/08         PERIOD ENDED
                                                                           CLASS I          09/30/07(1)
                                                                         (UNAUDITED)         CLASS I
                                                                      ----------------     ------------
Net asset value, beginning of period                                  $          10.31     $      10.00
                                                                      ----------------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                             0.01             0.01
Net realized and unrealized (loss) gain
   on investments                                                                (1.53)            0.30
                                                                      ----------------     ------------
Total from investment operations                                                 (1.52)            0.31
                                                                      ----------------     ------------
LESS DISTRIBUTIONS:
From net investment income                                                       (0.03)               -
                                                                      ----------------     ------------
Total distributions                                                              (0.03)               -
                                                                      ----------------     ------------

Net asset value, end of period                                        $           8.76     $      10.31
                                                                      ================     ============

Total return                                                                    (14.81%)*          3.10%*

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $         18,585     $     15,405
Operating expenses:
      Before expense reimbursement/waiver                                         2.88%**          7.82%**
      After expense reimbursement/waiver                                          0.79%**          0.79%**
Net investment income:
      After expense reimbursement/waiver                                          0.23%**          0.79%**
Portfolio turnover rate                                                          46.25%*          11.99%*

----------
(1)   The Fund commenced operations on May 31, 2007.

*     Non-annualized.

**    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report     7

================================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1.    ORGANIZATION

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the BHR Institutional Funds (the "Trust"), a registered investment management company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2008, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 40 and 50 stocks.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

      Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee using the Fair Value Procedures approved by the Board of Trustees.

      USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      ORGANIZATIONAL EXPENSES AND OFFERING COSTS - Organizational expenses and offering costs have been incurred by the Fund. Organizational costs consist of costs incurred to establish the company and enable it legally to do business and are charged to expense as they are incurred. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

      EXPENSES - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the Funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each Fund.

      NET ASSET VALUE PER SHARE - The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day

8     BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

      DIVIDENDS AND DISTRIBUTIONS - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

3.    RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The Fund adopted the provisions of FASB Interpretation No. 48 ("FIN48"), Accounting for Uncertainty in Income Taxes, on September 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS

The Fund has entered into an investment management agreement with BHR Fund Advisors, LP ("BHR" or the "Adviser") (the "Advisory Agreement") pursuant to which BHR provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment adviser to the Fund, BHR has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Fund.

BHR has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Smith Asset Management Group, L.P. ("Smith"), pursuant to which Smith serves as sub-adviser to the Fund. Sub-advisory fees are paid by BHR, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, BHR and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000;
0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for a period of three years ending May 31, 2010 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as the Expense Limitation is maintained. For the six months ended March 31, 2008, the Adviser reimbursed the Fund $164,956. The balance of recoverable expenses to the Adviser at March 31, 2008 was $246,318.

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who receives $1,250 per month for the entire Trust. For the six months ended March 31, 2008, the Fund was allocated $5,719 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per fair valuation meeting attended. Trustees will be reimbursed for reasonable expenses incurred in attending all meetings.

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report     9

================================================================================

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

5.    OTHER SERVICE PROVIDERS

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PFPC also acts as transfer agent and dividend disbursing agent for the Fund.

PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Pursuant to a services agreement, PFPC has agreed to waive $26,233 in administration and accounting, custodian and transfer agent fees for the Fund for the six months ended March 31, 2008.

6.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ending September 30, 2008, will be reported in the September 30, 2008 Annual Report.

7.    INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2008, excluding temporary short-term investments for the Fund, were as follows:

                        Purchases               Sales
                       -----------           -----------
                       $14,208,384           $ 8,091,650

8.    FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, the Fund had post-October losses of $87,224.

9.    CONCENTRATION RISKS

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations which may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10.   INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

10    BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report

================================================================================

ADDITIONAL FUND INFORMATION

MARCH 31, 2008
(UNAUDITED)

PROXY VOTING INFORMATION

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.bhrfunds.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30th is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BHR INSTITUTIONAL FUNDS PRIVACY POLICY

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

      o Information we receive from shareholders on applications or other forms;

      o Information about shareholder transactions with us and our service providers, or others;

      o Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

      o To government entities, in response to subpoenas or to comply with laws or regulations;

      o     When shareholders direct us to do so or consent to the disclosure;

      o To companies that perform necessary services for BHR Institutional Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

      o     To protect against fraud, or to collect unpaid debts.

   If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

HOW THE TRUST SAFEGUARDS INFORMATION.

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

         BHR Smith Group Large Cap Core Growth Fund 2008 Semiannual Report    11

    [BHR LOGO]       1160 W. Swedesford Rd.
       BHR           Suite 140
INSTITUTIONAL FUNDS  Berwyn, PA 19312

                     t: 610 854 0900
                     f: 610 640 2933
                     w: www.bhrfunds.com

Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BHR Institutional Funds

By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date    June 6, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date    June 6, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John Leven
                         -------------------------------------------------------
                                    John Leven, Treasurer
                                    (principal financial officer)

Date    June 6, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.